SECURITIES - Continuous unrealized loss position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Less than 12 Months	$ 2,482	$ 28,896
12 Months or longer	28,002	22,480
Total	30,484	51,376
Gross Unrealized Losses
Less than 12 Months	(2)	(546)
12 Months or longer	(611)	(1,232)
Total	(613)	(1,778)
State and political subdivisions
Fair Value
Less than 12 Months		3,968
12 Months or longer	11,816	8,879
Total	11,816	12,847
Gross Unrealized Losses
Less than 12 Months		(135)
12 Months or longer	(185)	(524)
Total	(185)	(659)
MBSs
Fair Value
Less than 12 Months		24,928
12 Months or longer	16,133	11,074
Total	16,133	36,002
Gross Unrealized Losses
Less than 12 Months		(411)
12 Months or longer	(382)	(668)
Total	(382)	(1,079)
CMOs
Fair Value
12 Months or longer	53	58
Total	53	58
Gross Unrealized Losses
12 Months or longer	(44)	(39)
Total	(44)	(39)
Corporate securities
Fair Value
Less than 12 Months	2,482
12 Months or longer		2,469
Total	2,482	2,469
Gross Unrealized Losses
Less than 12 Months	(2)
12 Months or longer		(1)
Total	$ (2)	$ (1)